Shareholders' Equity (Tables)	12 Months Ended
Jan. 31, 2017
Share-based Compensation [Abstract]
Schedule of share-based compensation expense by award type
The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Restricted stock and performance share units	$237	$134	$157
Restricted stock units	332	292	277
Other	27	22	28
Share-based compensation expense	$596	$448	$462

Schedule of restricted stock and performance share awards and restricted stock rights activity
The following table shows the activity for restricted stock and performance share units and restricted stock units during fiscal 2017:

	Restricted Stock and Performance Share Units(1)		Restricted Stock Units
(Shares in thousands)	Shares	Weighted-Average Grant-Date Fair Value Per Share	Shares		Weighted-Average Grant-Date Fair Value Per Share
Outstanding at February 1, 2016	8,259	$72.23	17,591		$65.67
Granted	4,102	64.09	12,696		63.71
Vested/exercised	(2,073)	71.99	(4,332)		60.54
Forfeited or expired	(1,211)	71.58	(1,679)		65.95
Outstanding at January 31, 2017	9,077	$68.61	24,276	(2)	$65.52

(1)	Assumes payout rate at 100% for Performance Share Units.

(2)	Includes 3.6 million restricted stock units granted in fiscal 2017 outside of the Plan in conjunction with the acquisition of jet.com.

Schedule of restricted stock and performance share awards and restricted stock rights
The following table includes additional information related to restricted stock and performance share units and restricted stock units:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Fair value of restricted stock and performance share units vested	$149	$142	$156
Fair value of restricted stock units vested	261	237	218
Unrecognized compensation cost for restricted stock and performance share units	211	133	154
Unrecognized compensation cost for restricted stock units	986	628	570
Weighted average remaining period to expense for restricted stock and performance share units (years)	1.3	1.3	1.3
Weighted average remaining period to expense for restricted stock units (years)	1.9	1.7	1.7

Schedule of Company's share repurchases
The following table provides, on a settlement date basis, the number of shares repurchased, average price paid per share and total cash paid for share repurchases for fiscal 2017, 2016 and 2015:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2017	2016	2015
Total number of shares repurchased	119.9	62.4	13.4
Average price paid per share	$69.18	$65.90	$75.82
Total cash paid for share repurchases	$8,298	$4,112	$1,015